Note 17 - Tax Expense	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of income tax [text block]
17	Tax expense

	2021	2020	2019
Tax recognised in profit or loss

Current tax	9,051	9,492	7,311
Income tax - current year	8,769	8,969	6,802
Income tax - change in tax estimates	(168)	(54)	29
Withholding tax - current year	450	577	480

Deferred tax expense	5,806	5,681	2,979
Origination and reversal of temporary differences	5,806	5,681	2,979

Tax expense – recognised in profit or loss	14,857	15,173	10,290

Tax recognised in other comprehensive income
Income tax - current year	-	-	-

Tax expense	14,857	15,173	10,290

Unrecognised deferred tax assets

	2021	2020	2019

Caledonia Holdings Zimbabwe (Private) Limited	1,800	593	421
Greenstone Management Services Holdings Limited	516	376	276
Tax losses carried forward	2,316	969	697

Taxable losses do not expire for the entities incurring taxable losses within the Group, unless the entities cease trading. Tax losses carried forward relate to Greenstone Management Services Holdings Limited (UK) and Caledonia Holdings Zimbabwe (Private) Limited. Deferred tax assets have not been recognised in these entities as future taxable income is not deemed probable to utilise these losses against.

Tax paid	2021	2020	2019

Net income tax payable at January 1	(419)	(163)	(1,538)
Current tax expense	(9,051)	(9,492)	(7,310)
Foreign currency movement	583	2,580	3,168
Tax paid	7,426	6,656	5,517
Net income tax payable at December 31	(1,461)	(419)	(163)

Reconciliation of tax rate	2021	2020	2019

Profit for the year	23,142	25,257	50,401
Total tax expense	14,857	15,173	10,290
Profit before tax	37,999	40,430	60,691

Income tax at Company's domestic tax rate (1)	-	-	-
Tax rate differences in foreign jurisdictions (2)	11,847	12,405	16,232
Effect of income tax calculated in RTGS$ as required by PN26 (3)	590	2,004	(8,526)
Management fee – withholding tax on deemed dividend portion	342	209	224
Management fee – non-deductible deemed dividend	611	570	652
Management fee – withholding tax - current year	148	123	129
Withholding tax on intercompany dividends	-	245	128
Non-deductible expenditure
- Royalty expenses (4)	-	-	933
- Donations	311	107	18
- Other non-deductible expenditure	(170)	177	21
Credit export incentive income exemption	-	(598)	(124)
Change in income tax rate (5)	-	(287)	-
Change in tax estimates
- Zimbabwean income tax	(166)	-	29
- South African income tax	(2)	(54)	63
Change in unrecognised deferred tax losses	1,346	272	511
Tax expense - recognised in profit or loss	14,857	15,173	10,290

(1)	The tax rate in Jersey, Channel Islands is 0% (2020: 0%, 2019: 0%).
(2)

The effective tax rate of 39.10% (2020: 37.52%) exceeds the statutory tax rates of subsidiaries of the Company, as certain expenditures are incurred by the Company that is not tax-deductible against taxable income in Zimbabwe and South Africa, where the enacted tax rates are 24.72% (2020: 25.75%) and 28.00% respectively. Further, Zimbabwean legislation requires the Blanket income taxation calculation to be performed in RTGS$ whereas the functional currency in which the profit before tax is calculated in these consolidated financial statements is in US Dollar; the requirement is further described in point 3 below.

(3)

In 2019 ZIMRA issued PN26 that was affected retrospectively from February 22, 2019. The public notice provided clarity on Section 4 (a) of the Finance Act [Chapter 23.04] of Zimbabwe, which requires a company earning taxable income to pay tax in the same or other specified currency in which taxable income and revenue is earned. PN 26 clarifies that the calculation of taxable income be performed in RTGS$ and that the payment of the tax be in the ratio of the currency that the taxable income and revenue is earned. The reconciling item reconciles the profit before tax calculated using US Dollars as the functional currency of the Zimbabwean entities to taxable income calculated in RTGS$.

(4)	On August 1, 2019 the Zimbabwean Government announced in the mid-term budget speech that mining royalties will be deductible for income tax purposes. The change came into effect on January 1, 2020.
(5)

On November 26, 2020 the Zimbabwean Government announced in the 2021 National Budget Statement that the income tax rate will be reduced from 25.75% to 24.72% and will take effect in the 2021 fiscal tax year. This resulted in a change in the estimated deferred tax liability.

Recognised deferred tax assets and liabilities

	Assets		Liabilities		Net
	2021	2020	2021	2020	2021	2020
Property, plant and equipment	-	-	(9,328)	(5,380)	(9,328)	(5,380)
Exploration and evaluation assets	-	-	(47)	(29)	(47)	(29)
Allowance for obsolete stock	3	13	-	-	3	13
Prepayments	-	-	(10)	(3)	(10)	(3)
Unrealised foreign exchange	499	530	-	-	499	530
Trade and other payables	989	636	-	-	989	636
Cash-settled share-based payments	-	8	-	-	-	8
Provisions	54	60	-	-	54	60
Other	-	18	-	-	-	18
Tax assets/ (liabilities)	1,545	1,265	(9,385)	(5,412)	*(7,840)	*(4,147)
*

The net deferred tax liability consists of a deferred tax asset of $194 (2020: $87, January 1, 2020: $63) from the South African operation and a net deferred tax liability of $8,034 (2020: $4,234, January 1, 2020: $3,129) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.

Movement in recognised deferred tax assets and liabilities

	Balance January 1, 2021	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2021
Property, plant and equipment	(5,380)	(6,439)	2,491	(9,328)
Exploration and evaluation assets	(29)	(31)	13	(47)
Allowance for obsolete stock	13	3	(13)	3
Prepayments	(3)	(8)	1	(10)
Unrealised foreign exchange	530	344	(375)	499
Trade and other payables	639	235	115	989
Cash-settled share-based payments	8	(8)	-	-
Provisions	60	123	(129)	54
Other	15	(15)	-	-
Tax (liabilities)/ assets	(4,147)	(5,796)	2,103	(7,840)

	Balance January 1, 2020	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2020
Property, plant and equipment	(4,117)	(7,174)	5,911	(5,380)
Exploration and evaluation assets	(78)	(21)	70	(29)
Allowance for obsolete stock	22	14	(23)	13
Prepayments	(4)	-	1	(3)
Unrealised foreign exchange	309	742	(521)	530
Trade and other payables	739	674	(774)	639
Cash-settled share-based payments	5	3	-	8
Provisions	58	76	(74)	60
Other	-	15	-	15
Tax (liabilities)/ assets	(3,066)	(5,671)	4,590	(4,147)